Variable Interest Entities ("VIEs") - Schedule of Variable Interest Entities-Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Restricted cash and short-term deposits	$ 66,411	$ 150,198
Liabilities
Other non-current liabilities (note 18)	(246,222)	(225,776)
Current portion of long-term debt and short-term debt	(498,873)	(521,282)
Long-term debt	(1,418,473)	(930,973)
VIE debt
Assets
Restricted cash and short-term deposits	16,581	17,472
Liabilities
Accrued expenses	(26,269)	(12,244)
Other non-current liabilities (note 18)	(184,000)	(184,000)
Current portion of long-term debt and short-term debt	(253,793)	(278,551)
Long-term debt	0	(33,432)
Total debt	$ (253,793)	$ (311,983)